Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - Measured at fair value on a recurring basis - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities carried at fair value
Restricted cash equivalents	$ 56,550	$ 57,465
Derivative assets	9,836	3,139
Available-for-sale investments	6,585	11,991
Contingent consideration liabilities		7,755
Derivative liabilities	25,473	19,352
Level 1
Financial assets and liabilities carried at fair value
Restricted cash equivalents	56,550	57,465
Derivative assets	0	0
Available-for-sale investments	6,585	11,991
Contingent consideration liabilities		0
Derivative liabilities	0	0
Level 2
Financial assets and liabilities carried at fair value
Restricted cash equivalents	0	0
Derivative assets	7,317	501
Available-for-sale investments	0	0
Contingent consideration liabilities		0
Derivative liabilities	25,473	19,352
Level 3
Financial assets and liabilities carried at fair value
Restricted cash equivalents	0	0
Derivative assets	2,519	2,638
Available-for-sale investments	0	0
Contingent consideration liabilities		7,755
Derivative liabilities	$ 0	$ 0